NF_Fidelity Advisor Global Real Estate Fund_Class Z PRO-01 | Fidelity Advisor® Global Real Estate Fund
Fund Summary Fund/Class:<br/>Fidelity Advisor® Global Real Estate Fund/Z
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
Shareholder Fees {- Fidelity Advisor® Global Real Estate Fund}	NF_Fidelity Advisor Global Real Estate Fund_Class Z PRO-01 Fidelity Advisor® Global Real Estate Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Global Real Estate Fund}	NF_Fidelity Advisor Global Real Estate Fund_Class Z PRO-01 Fidelity Advisor® Global Real Estate Fund Class Z
Management fee	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	4.63%	[1]
Total annual operating expenses	5.32%
Fee waiver and/or expense reimbursement	4.32%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.00%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity SelectCo, LLC (SelectCo) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, SelectCo reserves the right to recoup through the end of the fiscal year prior reimbursed expenses up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2020. SelectCo may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Advisor® Global Real Estate Fund}	NF_Fidelity Advisor Global Real Estate Fund_Class Z PRO-01 Fidelity Advisor® Global Real Estate Fund Class Z USD ($)
1 year	$ 102
3 years	707
5 years	1,858
10 years	$ 4,706

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
  Investing in securities issued throughout the world, including the United States.
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of Class I shares over the past year and compares the performance of Class I shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.88%	June 30, 2017
Lowest Quarter Return	2.09%	March 31, 2017
Year-to-Date Return	1.10%	June 30, 2018

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

* The returns shown above are for Class I, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Advisor® Global Real Estate Fund} - NF_Fidelity Advisor Global Real Estate Fund_Class Z PRO-01 - Fidelity Advisor® Global Real Estate Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity Advisor Global Real Estate Fund - Class I			Aug. 11, 2016
Fidelity Advisor Global Real Estate Fund - Class I | Return Before Taxes	13.12%	2.69%
Fidelity Advisor Global Real Estate Fund - Class I | After Taxes on Distributions	11.68%	1.43%	Aug. 11, 2016
Fidelity Advisor Global Real Estate Fund - Class I | After Taxes on Distributions and Sales	7.41%	1.46%	Aug. 11, 2016
FTSE EPRA/NAREIT Developed Index(reflects no deduction for fees, expenses, or taxes)	11.42%	2.42%
[1]	From August 11, 2016